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                                    Columbia



                                 COLUMBIA FUNDS

                            (Columbia Small Cap Fund)

                                Supplement to the
                         497(e) Filing of March 1, 2002



On March 1, 2002, a supplement was mistakenly filed under the CIK number for Columbia Small Cap Fund, Inc. This supplement is to indicate that the March 1, 2002 filing (accession number 0001025894-02-000156) should be disregarded.


                                 March 21, 2002